Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	$ 7,971,109	$ 4,091,740
Technology financing fee receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	4,172,463	2,946,693
Technology platform fee receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	$ 3,798,646	$ 1,145,047